Investments	6 Months Ended
Jun. 30, 2024
Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Short-term investments consist of trading stock and debt securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.

	June 30, 2024	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
	(Unaudited)
Short-term investments
Trading securities	$4,951,441	$4,951,441	$-	$-
Held-to-maturity debt securities	13,188,004	13,188,004	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$19,139,445	$19,139,445	$-	$-

	December 31, 2023	Quoted prices in active markets (level 1)	Significant other observable inputs (level 2)	Significant other unobservable inputs (level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity debt securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity debt securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-

Net investment gain (loss) for the six months ended June 30, 2024 and 2023 consists of the following:

	2024	2023
	(Unaudited)	(Unaudited)
(Loss) gain from sales of short-term investments:
Trading securities	$(3,584)	$31,721
Unrealized gain (loss) of short-term investments:
Trading securities	25,305	(15,263)
Held-to-maturity debt securities	166,383	7,950
Unrealized gain of long-term investments:
Held-to-maturity debt securities	40,000	64,438
Net investment gain	$228,104	$88,846